                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                          Kansas City, Missouri 64141-6200

September 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century World Mutual Funds, Inc.
     1933 Act File No. 33-39242
     1940 Act File No. 811-6247

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 31 to the issuer's
Registration Statement on Form N-1A, filed August 28, 2003, the text of which has been filed electronically.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3774.

Very truly yours,

/s/Anastasia H. Enneking
Anastasia H. Enneking
Corporate Counsel